Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Details) - Phantom Share Entitlement Plan [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022 anniversary $ / shares	Dec. 31, 2021 anniversary	Dec. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares anniversary $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | anniversary	222,920	198,205
Granted, Number		24,715		24,715	34,853
Ending Balance, Number | anniversary		222,920			198,205
Opening Balance , Weighted average grant	$ 12.15		$ 12.69
Granted , Weighted average grant			7.85
Ending Balance , Weighted average grant			$ 12.15		$ 12.69